UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: June 30, 20 12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 74.19%

Basic Materials - 1.01%
49,200	Newmont Mining Corp.	$ 2,386,692

Consumer Discretionary - 5.02%
11,000	AutoZone, Inc. *	4,038,870
78,900	Target Corp.	4,591,191
24,100	V.F. Corp.	3,216,145
		11,846,206
Consumer Staples - 18.49%
218,850	Altria Group, Inc.	7,561,267
156,780	CVS Caremark Corp.	7,326,329
69,200	General Mills, Inc.	2,666,968
68,100	Kimberly Clark Corp.	5,704,737
164,072	Kraft Foods, Inc.	6,336,461
189,600	Kroger Co.	4,396,824
77,200	Molson Coors Brewing Co. Class B	3,212,292
92,000	Wal-Mart Stores, Inc.	6,414,240
		43,619,118
Energy - 7.73%
48,200	Apache Corp.	4,236,298
68,860	Chevron Corp.	7,264,730
78,600	Exxon Mobil Corp.	6,725,802
		18,226,830
Financial - 8.82%
79,640	Allstate Corp.	2,794,568
91,330	Aon Corp.	4,272,417
35,125	PNC Financial Services Group, Inc.	2,146,489
107,670	Travelers Co., Inc.	6,873,653
146,610	US Bancorp, Inc.	4,714,978
		20,802,105
Health Care - 14.67%
81,000	Amgen, Inc.	5,905,710
149,700	Bristol Myers Squibb Co.	5,381,715
75,200	Johnson & Johnson	5,080,512
77,150	Eli Lilly & Co.	3,310,506
108,091	Merck & Co., Inc.	4,512,799
181,954	Pfizer, Inc.	4,184,942
106,480	United Healthcare Corp.	6,229,080
		34,605,264
Industrial Goods - 6.44%
61,270	3M Co.	5,489,792
61,870	General Dynamics Corp.	4,080,945
100,470	Honeywell International, Inc.	5,610,245
		15,180,982
Technology - 6.76%
113,300	Hewlett-Packard Co.	2,278,463
25,550	International Business Machines Corp.	4,997,069
215,000	Microsoft Corp.	6,576,850
70,790	Oracle Corp.	2,102,463
		15,954,845
Telecommunications - 1.34%
88,700	American Telephone & Telegraph, Inc.	3,163,042

Utilities - 3.89%
117,360	American Electric Power Co., Inc.	4,682,664
47,000	PG&E Corp.	2,127,690
34,460	Sempra Energy	2,373,605
		9,183,959

TOTAL FOR COMMON STOCKS (Cost $140,643,329) - 74.19%		$ 174,969,043

PUT OPTIONS - 0.43%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500 ETF *
600,000	July 2012 Put @ 130.00	258,000

	SPDR S&P 500 ETF *
1,000,000	July 2012 Put @ 132.00	710,000

	SPDR S&P 500 ETF *
200,000	July 2012 Put @ 126.00	36,000

TOTAL FOR PUT OPTIONS (Premiums Paid $4,851,298) - 0.43%		1,004,000

SHORT TERM INVESTMENTS - 25.34%
19,779,747	Fidelity Institutional Treasury Only Money Market Fund 0.01% **	19,779,747
40,000,000	U.S. Government Treasury Bill, 11/29/2012, 0.105%	39,978,360

TOTAL FOR SHORT TERM INVESTMENTS (Cost $59,758,630) - 25.34%		59,758,107

TOTAL INVESTMENTS (Cost $205,253,257) - 99.95%		$ 235,731,150

OTHER ASSETS LESS LIABILITIES - 0.05%		116,901

NET ASSETS - 100.00%		$ 235,848,051

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2012.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At June 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $205,253,257 amounted to $30,474,627, which consisted of aggregate gross unrealized appreciation of $37,312,975 and aggregate gross unrealized depreciation of $6,838,348.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$174,969,043	$0	$0	$ 174,969,043
Put Options	$1,004,000	$0	$0	$ 1,004,000
Short Term Investments:
U.S. Treasury Bill	$39,978,360	$0	$0	$39,978,360
Fidelity Institutional Treasury	$19,779,747	$0	$0	$19,779,747
Total	$235,731,150	$0	$0	$ 235,731,150

	Forester Discovery Fund
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 50.93%

Consumer Discretionary - 2.80%
10,950	Michelin ADR	$ 143,116
22,520	Panasonic Corp. ADR	182,412
		325,528
Consumer Staples - 13.81%
3,965	Diageo Plc. ADR	408,673
4,630	Fomento Economico Mexicano S.A. ADR	413,227
4,950	Imperial Tobacco Group Plc. ADR	382,833
11,900	Unilever Plc. ADR	401,387
		1,606,120
Energy - 5.27%
2,590	Eni SpA ADR	110,127
4,990	Royal Dutch Shell Plc. ADR	336,476
6,960	Statoil ASA ADR	166,066
		612,669
Financial Services - 4.97%
13,605	Allianz SE ADR	135,914
4,120	HSBC Holdings Plc. ADR	181,816
5,920	Prudential Plc. ADR	137,344
1,570	Toronto Dominion Bank (Canada)	122,821
		577,895
Health Care - 8.21%
7,380	Astraseneca Plc. ADR	330,255
6,775	Novartis AG ADR	378,722
6,220	Teva Pharmaceutical Industries Ltd. ADR	245,317
		954,294
Industrial Goods - 1.94%
2,690	Siemens AG ADR	226,148

Materials - 0.93%
2,670	Agnico-Eagle Mines Ltd. (Canada)	108,028

Technology - 2.60%
29,705	Nokia Corp. ADR	61,489
4,060	SAP Aktiensesell ADR	241,002
		302,491
Telecommunications - 7.26%
7,350	BT Group Plc. ADR	243,873
14,370	Nippon Telegraph & Telephone Corp. ADR	332,522
9,520	Vodafone Group Plc. ADR	268,274
		844,669
Utilities - 3.13%
6,870	National Grid Plc. ADR	364,041

TOTAL FOR COMMON STOCKS (Cost $5,441,037) - 50.93%		$ 5,921,883

SHORT TERM INVESTMENTS - 48.86%
5,681,442	Fidelity Institutional Treasury 0.01%** (Cost $5,681,442)	5,681,442

TOTAL INVESTMENTS (Cost $11,122,479) - 99.79%		$ 11,603,325

OTHER ASSETS LESS LIABILITIES - 0.21%		24,167

NET ASSETS - 100.00%		$ 11,627,492

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2012.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At June 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,122,479 amounted to $480,846, which consisted of aggregate gross unrealized appreciation of $951,254 and aggregate gross unrealized depreciation of $470,408.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,921,883	$0	$0	$5,921,883
Cash Equivalents	$5,681,442	$0	$0	$5,681,442
Total	$11,603,325	$0	$0	$11,603,325

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date August 17, 20 12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date August 17, 20 12